STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.9%
Banks - .2%
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF		5.00	8/1/2024	1,750,000	[b]	1,724,175
Building Materials - .2%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	1,370,000	[c]	1,347,797
Chemicals - .5%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,500,000	[c,d]	1,342,103
Kobe US Midco 2, Inc., Sr. Unscd. Notes		9.25	11/1/2026	1,203,300	[c,d]	884,835
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	1,500,000	[c]	1,679,035
					3,905,973
Collateralized Loan Obligations Debt - 3.0%
Arbour VII DAC CLO, Ser. 7A, CI. E, (3 Month EURIBOR +6.40%)	EUR	10.25	3/15/2033	1,000,000	[c,e]	1,016,015
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)	EUR	10.09	4/20/2032	1,450,000	[c,e]	1,470,310
Bain Capital Credit Ltd. CLO, Ser. 2022-5A, Cl. E, (3 Month TSFR +7.60%)		13.00	7/24/2034	1,000,000	[c,e]	999,098
Barings Euro DAC CLO, Ser. 2014-2A, Cl. FR, (3 Month EURIBOR +7.00%)	EUR	10.96	11/25/2029	2,000,000	[c,e]	1,850,569
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)		11.16	4/15/2031	2,900,000	[c,e]	2,580,092
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Month TSFR +6.96%)		12.38	4/20/2031	1,000,000	[c,e]	991,770
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Month TSFR +6.86%)		12.28	12/19/2032	2,000,000	[c,e]	1,822,008
CBAM Ltd. CLO, Ser. 2021-14A, Cl. E, (3 Month TSFR +6.76%)		12.18	4/20/2034	1,500,000	[c,e]	1,293,090
CIFC Funding IV Ltd. CLO, Ser. 2020-4A, Cl. E, (3 Month TSFR +7.11%)		12.51	1/15/2034	1,180,000	[c,e]	1,186,315
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month TSFR +6.26%)		11.68	10/20/2031	2,000,000	[c,e]	1,919,414
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, (3 Month TSFR +6.28%)		11.68	4/19/2030	1,000,000	[c,e]	960,222
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, (3 Month TSFR +6.31%)		11.71	4/17/2031	1,000,000	[c,e]	854,345

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.9% (continued)
Collateralized Loan Obligations Debt - 3.0% (continued)
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	10.02	1/20/2033	1,000,000	[c,e]	1,017,868
Sound Point XXXIII Ltd. CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +6.70%)		12.08	4/25/2035	2,000,000	[c,e]	1,705,594
St. Pauls CLO, Ser. 11-A, Cl. E, (3 Month EURIBOR +6.00%)	EUR	9.99	1/17/2032	1,000,000	[c,e]	1,012,807
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, (3 Month TSFR +7.30%)		12.72	7/20/2032	2,840,000	[c,e]	2,769,381
					23,448,898
Commercial & Professional Services - .3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	2,500,000	[c]	2,431,996
Consumer Discretionary - .2%
NCL Finance Ltd., Gtd. Notes		6.13	3/15/2028	1,500,000	[c]	1,362,261
Diversified Financials - .2%
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	2,000,000	[c]	1,946,360
Energy - .7%
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes		5.50	6/15/2031	1,500,000	[c]	1,388,430
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	1,079,000	[b]	877,277
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	1,500,000	[c]	1,455,582
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	1,500,000	[c]	1,488,543
					5,209,832
Health Care - .3%
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	1,500,000	[c]	1,340,015
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	1,500,000	[c]	1,332,467
					2,672,482
Industrial - .1%
Artera Services LLC, Sr. Scd. Notes		9.03	12/4/2025	825,000	[c]	754,137
Materials - .3%
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	2,033,000	[c]	1,798,750
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	1,000,000	[c]	994,287
					2,793,037
Media - .4%
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	1,500,000	[c,f]	1,490,764

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.9% (continued)
Media - .4% (continued)
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	2,000,000		1,704,348
					3,195,112
Real Estate - .5%
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	2,000,000	[c]	1,926,660
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	2,000,000	[c]	1,936,188
					3,862,848
Retailing - .4%
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	1,500,000	[c]	1,415,243
QVC, Inc., Sr. Scd. Notes		4.85	4/1/2024	1,500,000		1,473,853
					2,889,096
Telecommunication Services - .1%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	840,000	[c]	448,027
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	660,000	[c]	351,187
					799,214
Utilities - .5%
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	1,260,000	[b,c]	1,249,079
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	1,500,000	[c]	1,457,973
Vistra Corp., Jr. Sub. Bonds		7.00	12/15/2026	1,660,000	[b,c]	1,578,262
					4,285,314
Total Bonds and Notes (cost $65,168,577)				62,628,532

Floating Rate Loan Interests - 85.5%
Advertising - 1.1%
CB Poly US Holdings, Inc., Initial Term Loan, (1 Month TSFR +5.50%)		10.85	5/20/2029	1,975,371	[e]	1,884,839
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 Month TSFR +3.50%)		9.14	8/21/2026	4,245,563	[e]	4,173,473
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)		9.42	12/1/2028	2,713,079	[e]	2,685,949
					8,744,261
Aerospace & Defense - 2.1%
Barnes Group, Inc., Initial Term Loan, (1 Month TSFR +3.10%)		8.45	8/30/2030	2,818,333	[e]	2,818,333
Dynasty Acquisition I Co., Term Loan B-1, (1 Month TSFR +4.00%)		9.35	8/24/2028	2,806,836	[e]	2,807,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Aerospace & Defense - 2.1% (continued)
Propulsion BC Newco LLC, Initial Term Loan, (3 Month TSFR +3.75%)		9.14	9/14/2029	4,193,003	[e]	4,191,871
Spirit AeroSystems, Inc., New Initial Term Loan, (3 Month TSFR +4.25%)		9.63	1/15/2027	1,811,175	[e]	1,814,897
Standard Aero Ltd., Refinancing Term Loan B-2, (1 Month TSFR +4.00%)		9.35	8/24/2028	1,202,930	[e]	1,203,086
TransDigm, Inc., Term Loan I, (3 Month TSFR +3.25%)		8.64	8/24/2028	2,249,243	[e]	2,252,876
TransDigm, Inc., Tranche Term Loan J, (1 Month TSFR +3.25%)		8.60	2/28/2031	1,250,000	[e]	1,250,350
					16,338,614
Airlines - 1.2%
AAdvantage Loyalty LP, Initial Term Loan, (3 Month TSFR +5.01%)		10.43	4/20/2028	5,514,094	[e]	5,606,372
Mileage Plus Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.40%)		10.80	6/21/2027	3,600,000	[e]	3,717,000
					9,323,372
Automobiles & Components - 1.8%
Burgess Point Purchaser, Initial Term Loan, (1 Month TSFR +5.35%)		10.70	7/25/2029	1,957,622	[e]	1,739,837
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, (1 Month EURIBOR +3.25%)	EUR	7.10	4/30/2026	4,014,354	[e]	4,378,101
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.43%)		10.88	3/30/2027	4,625,386	[e]	4,557,925
First Brands Group LLC, First Lien 2021 Term Loan, (6 Month TSFR +5.43%)		10.88	3/30/2027	250,000	[e]	246,313
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.50%)		8.96	1/29/2028	2,454,988	[e]	2,363,773
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)		10.44	1/29/2028	860,000	[e]	842,800
					14,128,749
Banks - .5%
Ascensus Holdings, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.96	8/2/2028	2,414,073	[e]	2,401,001

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Banks - .5% (continued)
Ascensus Holdings, Inc., Second Lien Initial Term Loan, (3 Month TSFR +6.76%)		12.18	8/2/2029	1,279,792	[e]	1,224,863
					3,625,864
Beverage Products - .6%
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.51%)		8.90	3/31/2028	4,802,979	[e]	4,729,638
Building Materials - 1.6%
Associated Asphalt Partners LLC, Tranche Term Loan B, (6 Month LIBOR +5.25%)		10.98	4/5/2024	1,490,913	[e]	1,407,981
Cornerstone Building, New Term Loan B, (1 Month TSFR +3.35%)		8.67	4/12/2028	5,000,625	[e]	4,891,586
Emerald Debt Merger, Term Loan B, (1 Month TSFR +3.00%)		8.35	5/31/2030	2,377,523	[e]	2,382,135
Summit Materials LLC, Term Loan B, (1 Month TSFR +2.50%)		7.86	11/30/2028	1,000,000	[e]	1,002,500
Tamko Building Products, Inc., Refinancing Term Loan, (3 Month TSFR +3.50%)		8.90	9/20/2030	2,943,725	[e]	2,942,503
					12,626,705
Chemicals - 2.5%
Aruba Investment Holding, First Lien Initial Dollar Term Loan, (1 Month TSFR +4.10%)		9.42	11/24/2027	924,168	[e]	913,577
Derby Buyer LLC, Initial Term Loan, (3 Month TSFR +4.25%)		9.57	11/1/2030	2,284,916	[e]	2,283,009
Herens US Holdco Corp., USD Facility Term Loan B, (3 Month TSFR +4.03%)		9.42	7/3/2028	2,361,917	[e]	2,018,459
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month TSFR +4.65%)		10.02	3/15/2029	2,479,999	[e]	2,317,075
Nouryon Finance BV, Extended Euro Term Loan, (1 Month EURIBOR +4.25%)	EUR	8.07	4/3/2028	2,000,000	[e]	2,163,394
Nouryon USA LLC, 2023 Term Loan, (1 Month TSFR +4.10%)		9.42	4/3/2028	997,500	[e]	992,513
Nouryon USA LLC, Extended Dollar Term Loan, (3 Month TSFR +4.10%)		9.47	4/3/2028	1,063,357	[e]	1,057,376
Olympus Water US Holding Corp., Initial Euro Term Loan, (3 Month EURIBOR +4.00%)	EUR	7.97	11/9/2028	2,000,000	[e]	2,135,844
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, (1 Month TSFR +4.11%)		9.46	3/16/2027	2,875,334	[e]	2,859,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Chemicals - 2.5% (continued)
WR Grace Holdings LLC, Initial Term Loan, (3 Month TSFR +4.01%)		9.40	9/22/2028	3,045,000	[e]	3,041,194
					19,781,601
Commercial & Professional Services - 10.5%
Adtalem Global Education, Term Loan B, (1 Month TSFR +4.11%)		9.46	8/14/2028	2,465,433	[e]	2,469,550
Albion Financing 3 Sarl, 2023 Incremental US Dollar Term Loan, (3 Month TSFR +5.50%)		10.88	8/17/2026	995,000	[e]	998,731
Albion Financing 3 Sarl, Term Loan B, (3 Month TSFR +5.51%)		10.92	8/17/2026	1,788,863	[e]	1,792,960
Albion Financing 3 SARL, 2023 Incremental Term Loan B, (3 Month EURIBOR +5.25%)	EUR	9.25	8/17/2026	1,500,000	[e]	1,638,873
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.00%)		10.39	12/30/2027	2,389,493	[e]	2,332,145
CHG Healthcare Services, Inc., 2023 Incremental Term Loan, (3 Month TSFR +3.75%)		9.14	9/30/2028	2,000,000	[e]	2,000,420
CHG Healthcare Services, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.36%)		8.71	9/30/2028	962,217	[e]	960,595
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.96	6/2/2028	4,534,707	[e]	4,277,091
Division Holding Corp., Term Loan B, (1 Month TSFR +4.86%)		10.21	5/27/2028	3,172,438	[e]	3,140,714
Electro Rent Corp., Extended Term Loan, (3 Month TSFR +5.60%)		11.00	11/1/2024	2,367,717	[e]	2,271,540
Galaxy US Opco, Inc., Initial Term Loan, (3 Month TSFR +4.75%)		10.13	5/2/2029	1,979,278	[e]	1,844,034
GTCR W Merger Sub LLC, Term Loan B, (1 Month TSFR +3.00%)		8.35	9/20/2030	5,111,607	[e]	5,112,246
HomeServe USA Corp., Initial Term Loan, (1 Month TSFR +3.00%)		8.33	10/13/2030	1,261,538	[e]	1,264,295
House of HR Group BV, Term Loan, (3 Month EURIBOR +5.50%)	EUR	9.47	11/5/2029	1,500,000	[e]	1,635,983
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, (1 Month TSFR +6.25%)		11.60	3/5/2028	4,177,601	[e]	4,031,385
Kingpin Intermediate Holdings, Term Loan, (1 Month TSFR +3.50%)		8.85	2/8/2028	2,495,000	[e]	2,480,579
KUEHG Corp., Term Loan, (3 Month TSFR +5.00%)		10.39	6/12/2030	3,000,000	[e]	3,009,195

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Commercial & Professional Services - 10.5% (continued)
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	8.40	12/31/2028	1,500,000	[e]	1,542,034
MPH Acquisition Holdings LLC, Initial Term Loan, (3 Month TSFR +4.51%)		9.90	9/1/2028	2,465,963	[e]	2,347,597
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.51	4/11/2029	4,481,802	[e]	4,033,622
OMNIA Partners LLC, Delayed Draw Term Loan, (3 Month TSFR +4.25%)		4.25	7/25/2030	302,701	[e]	303,620
OMNIA Partners LLC, Initial Term Loan, (3 Month TSFR +4.25%)		9.63	7/25/2030	3,222,299	[e]	3,232,079
Prime Security Services Borrower LLC, 2023 Refinancing Term Loan B-1, (1 Month TSFR +2.50%)		7.83	10/14/2030	2,000,000	[e]	2,003,130
Prometric Holdings, Inc., First Lien Initial Term Loan, (1 Month TSFR +5.36%)		10.71	1/29/2025	4,224,922	[e]	4,189,285
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.71	7/8/2028	2,058,164	[e]	1,877,221
Safe Fleet Holdings LLC, 2022 Initial Term Loan, (1 Month TSFR +3.85%)		9.19	2/23/2029	976,121	[e]	979,884
Safe Fleet Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +6.85%)		12.20	2/1/2026	1,613,200	[e]	1,567,490
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.50%)		9.91	10/4/2030	2,541,940	[e]	2,541,152
The Hertz Corp., 2023 Incremental Term Loan, (1 Month TSFR +3.75%)		9.08	6/30/2028	3,500,000	[e]	3,465,735
Thevelia US LLC, Term Loan, (3 Month TSFR +4.90%)		10.29	6/1/2029	3,000,000	[e]	3,011,250
TMF Sapphire Bidco BV, Facility Term Loan B-2, (3 Month TSFR +5.00%)		10.41	4/28/2028	2,000,000	[e]	2,008,330
Trans Union LLC, 2021 Incremental Term Loan B-6, (1 Month TSFR +2.36%)		7.71	12/1/2028	1,449,543	[e]	1,451,275
Vaco Holdings LLC, Initial Term Loan, (6 Month TSFR +5.25%)		10.59	1/21/2029	1,743,655	[e]	1,686,986
Verscend Holding Corp., New Term Loan B, (1 Month TSFR +4.11%)		9.46	8/27/2025	5,968,196	[e]	5,982,490
					83,483,516

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Consumer Discretionary - 6.5%
AI Aqua Merger Sub, Inc., Incremental Term Loan, (1 Month TSFR +4.50%)		9.60	7/31/2028	2,000,000	[e]	1,985,000
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month TSFR +3.75%)		9.07	7/31/2028	3,740,084	[e]	3,677,437
AP Gaming I LLC, Term Loan B, (3 Month TSFR +4.15%)		9.54	2/15/2029	2,429,411	[e]	2,433,213
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)		8.93	10/2/2028	2,620,000	[e]	2,420,762
Carnival Corp., 2021 Advance Incremental Term Loan B, (1 Month TSFR +3.36%)		8.71	10/18/2028	2,429,635	[e]	2,421,533
Carnival Corp., Senior Secured Term Loan B, (1 Month EURIBOR +3.75%)	EUR	7.60	6/30/2025	1,462,217	[e]	1,595,729
Cirque Du Soleil Holding, Initial Term Loan, (3 Month TSFR +4.25%)		9.64	3/8/2030	1,990,000	[e]	1,968,239
Dealer Tire Financial LLC, Term Loan B-2, (1 Month TSFR +4.50%)		9.85	12/14/2027	2,955,231	[e]	2,963,536
ECL Entertainment LLC, Facility Term Loan B, (3 Month TSFR +4.75%)		10.14	8/31/2030	1,840,001	[e]	1,836,266
Entain Holdings Gibraltar, Facility B2 Term Loan, (6 Month TSFR +3.60%)		8.98	10/31/2029	2,000,000	[e]	2,005,830
Fitness & Sports Clubs LLC, Term Loan A, (1 Month TSFR +2.35%)		7.70	4/18/2023	1,458,625	[e]	1,455,285
Fitness & Sports Clubs LLC, Term Loan B, (1 Month TSFR +3.35%)		8.70	4/18/2025	500,000	[e]	498,483
Flutter Financing BV, Term Loan B, (1 Month TSFR +2.25%)		7.57	11/18/2030	3,000,000	[e]	2,994,375
Great Canadian Gaming Co., Term Loan B, (3 Month TSFR +4.00%)		9.31	11/1/2026	2,233,688	[e]	2,242,065
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)		9.71	4/26/2028	1,550,606	[e]	1,500,212
J&J Ventures Gaming LLC, 2023 Delayed Term Loan, (1 Month TSFR +4.25%)		9.69	4/26/2028	2,791,092	[e]	2,700,381
Ontario Gaming GTA LP, Term Loan B, (3 Month TSFR +4.25%)		9.64	7/20/2030	2,808,333	[e]	2,818,583
Recess Holdings, Inc., New Term Loan, (3 Month TSFR +4.00%)		9.39	3/24/2027	3,463,514	[e]	3,472,190
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.46	4/10/2028	1,637,493	[e]	1,641,071

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Consumer Discretionary - 6.5% (continued)
Tecta America Corp., Term Loan B, (1 Month TSFR +4.36%)	9.71	4/10/2028	1,970,000	[e]	1,974,304
Verde Purchaser LLC, Term Loan B, (1 Month TSFR +5.00%)	9.84	12/2/2030	3,020,000	[e]	2,925,157
Windsor Holdings III LLC, Dollar Term Loan B, (1 Month TSFR +4.50%)	9.82	8/1/2030	4,373,334	[e]	4,391,855
				51,921,506
Consumer Durables & Apparel - .2%
S&S Holdings LLC, First Lien Initial Term Loan, (3 Month TSFR +5.10%)	10.50	3/11/2028	1,952,026	[e]	1,894,441
Consumer Staples - 1.0%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)	8.88	2/26/2029	4,467,312	[e]	4,330,881
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)	9.40	12/22/2026	3,814,286	[e]	3,786,652
				8,117,533
Diversified Financials - 3.0%
BHN Merger Sub, Inc., First Lien Term Loan, (3 Month TSFR +2.75%)	8.14	6/15/2025	2,267,642	[e]	2,266,224
BHN Merger Sub, Inc., Second Lien Term Loan, (1 Month TSFR +7.10%)	12.42	6/15/2026	1,980,000	[e]	1,957,725
Edelman Financial Center, 2021 Refinancing Term Loan, (1 Month TSFR +3.61%)	8.96	4/7/2028	3,523,949	[e]	3,494,313
Edelman Financial Center, Second Lien Initial Term Loan, (1 Month TSFR +6.86%)	12.21	7/20/2026	1,530,000	[e]	1,526,175
GIP Pilot Acquisition Partners LP, Initial Term Loan, (3 Month TSFR +3.00%)	8.39	10/4/2030	2,413,333	[e]	2,413,333
Hudson River Trading LLC, Term Loan, (1 Month TSFR +3.11%)	8.46	3/18/2028	3,561,398	[e]	3,542,505
Jane Street Group LLC, Dollar Term Loan, (1 Month TSFR +2.86%)	8.21	1/26/2028	2,466,941	[e]	2,471,800
Nexus Buyer LLC, Initial Term Loan, (1 Month TSFR +3.85%)	9.20	11/8/2026	2,485,174	[e]	2,462,074
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)	8.95	5/30/2025	3,701,513	[e]	3,480,348
				23,614,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Electronic Components - .5%
Roper Industrial Product, Initial Dollar Term Loan, (3 Month TSFR +4.50%)		9.89	11/22/2029	4,126,942	[e]	4,134,680
Energy - 2.0%
Freeport LNG Investments, Initial Term Loan B, (3 Month TSFR +3.76%)		9.18	12/21/2028	2,895,117	[e]	2,862,923
Oryx Midstream Services, 2023 Incremental Term Loan, (1 Month TSFR +3.36%)		8.69	10/5/2028	3,464,958	[e]	3,469,479
Traverse Midstream Partners, Advance Term Loan, (3 Month TSFR +3.85%)		9.24	9/27/2024	4,004,678	[e]	4,011,767
UGI Energy Services LLC, 2023 Incremental Term Loan, (1 Month TSFR +3.35%)		8.70	2/22/2030	1,988,563	[e]	1,994,091
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)		11.39	6/21/2026	3,815,350	[e]	3,824,889
					16,163,149
Financials - .3%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.15	8/6/2028	2,817,254	[e]	2,711,607
Food Products - .8%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)		10.39	10/2/2030	4,140,000	[e]	3,907,125
Upfield BV, Facility Term Loan B-1, (3 Month EURIBOR +3.50%)	EUR	7.48	7/2/2025	687,675	[e]	747,879
Upfield USA Corp., Facility Term Loan B-7, (1 Month TSFR +4.75%)		10.09	1/2/2028	2,000,000	[e]	1,946,250
					6,601,254
Food Service - .2%
Telfer Investments SL, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.49	7/1/2026	1,500,000	[e]	1,579,775
Foreign Governmental - .3%
WP/AP Holdings, Facility Term Loan B, (3 Month EURIBOR +3.90%)	EUR	7.87	11/18/2028	2,000,000	[e]	2,168,020
Health Care - 8.4%
Aenova Holding GmbH, Facility Term Loan B-2, (3 Month EURIBOR +4.50%)	EUR	8.49	3/31/2026	1,500,000	[e]	1,623,827
AI Sirona Luxembourg Acquisition Sarl, Facility Term Loan B-2, (1 Month EURIBOR +5.00%)	EUR	8.85	9/30/2028	2,000,000	[e]	2,182,932

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Health Care - 8.4% (continued)
Auris Luxembourg III SA, Facility Term Loan B-2, (2-6 Month TSFR +3.75%)		9.53	2/21/2026	3,829,754	[e]	3,759,861
Cheplapharm Arzneimittel GmbH, Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.95	2/22/2029	2,000,000	[e]	2,171,394
Elsan SAS, Facility Term Loan B-5, (6 Month EURIBOR +3.35%)	EUR	7.39	6/16/2028	2,000,000	[e]	2,128,018
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.61%)		9.96	2/4/2027	3,597,093	[e]	3,546,986
Financiere Mendel SASU, Facility Term Loan B, (3 Month TSFR +4.25%)		9.62	11/9/2030	2,500,000	[e]	2,500,625
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.49	10/1/2027	6,524,093	[e]	6,306,612
GHX Ultimate Parent Corp., 2023 Term Loan, (3 Month TSFR +4.75%)		10.12	6/28/2027	1,975,050	[e]	1,976,284
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +5.76%)		11.17	11/16/2028	5,020,000	[e]	4,813,703
Medline Borrower LP, Initial Dollar Term Loan, (1 Month TSFR +3.11%)		8.46	10/21/2028	4,823,731	[e]	4,830,098
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.51%)		8.90	3/12/2028	1,984,733	[e]	1,832,295
Nidda Healthcare Holding, Term Loan F, (3 Month EURIBOR +3.50%)	EUR	7.46	8/21/2026	1,500,000	[e]	1,615,402
Packaging Coordinators, First Lien Term Loan B, (3 Month TSFR +3.76%)		9.15	11/30/2027	3,488,517	[e]	3,481,488
Phoenix Guarantor, Inc., Tranche Term Loan B-1, (1 Month TSFR +3.25%)		8.59	3/5/2026	2,000,000	[e]	2,000,000
Phoenix Guarantor, Inc., Tranche Term Loan B-3, (1 Month TSFR +3.50%)		8.83	3/5/2026	2,000,000	[e]	2,001,250
Sharp Services LLC, First Lien Initial Term Loan, (3 Month TSFR +4.10%)		9.49	1/20/2029	3,878,269	[e]	3,878,269
Sotera Health Holdings LLC, Initial Term Loan, (1 Month TSFR +3.75%)		9.09	12/14/2026	1,660,838	[e]	1,662,914
Sotera Health Holdings LLC, Term Loan, (3 Month TSFR +3.01%)		8.39	12/11/2026	1,359,529	[e]	1,355,790
Star Parent, Inc., Term Loan, (3 Month TSFR +4.00%)		9.39	9/30/2030	2,500,000	[e]	2,449,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Health Care - 8.4% (continued)
Surgery Center Holdings, Inc., 2021 New Term Loan, (1 Month TSFR +0.86%)		6.21	8/31/2026	3,753,149	[e]	3,760,899
US Anesthesia Partners, Initial Term Loan, (1 Month TSFR +4.36%)		9.68	10/2/2028	3,216,508	[e]	2,891,930
WCG Purchaser Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.46	1/8/2027	4,279,379	[e]	4,219,467
					66,989,357
Industrial - 2.8%
Apple Bidco LLC, Term Loan, (1 Month TSFR +3.50%)		8.84	9/22/2028	750,000	[e]	748,125
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)		9.83	9/28/2028	3,673,061	[e]	3,678,038
DXP Enterprises, Inc./TX, Initial Term Loan, (6 Month TSFR +4.85%)		10.29	10/6/2030	3,095,238	[e]	3,099,107
Emerald Expo Holdings, Inc., Refinancing Term Loan, (1 Month TSFR +5.10%)		10.45	5/22/2024	2,453,745	[e]	2,464,223
Innio Group Holding GmbH, Facility Term Loan B, (1 Month EURIBOR +3.00%)	EUR	6.84	11/6/2025	2,250,000	[e]	2,450,276
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month TSFR +6.00%)		11.35	7/10/2030	2,320,000	[e]	2,317,100
Powerteam Services LLC, First Lien Initial Term Loan, (3 Month TSFR +3.35%)		8.74	3/6/2025	1,506,016	[e]	1,377,161
Revere Power LLC, Term Loan B, (1 Month TSFR +4.35%)		9.70	3/30/2026	2,241,559	[e]	1,973,032
Revere Power LLC, Term Loan C, (1 Month TSFR +4.35%)		9.70	3/30/2026	196,309	[e]	172,792
TK Elevator Midco GmbH, Repriced Euro Term Loan, (6 Month EURIBOR +3.63%)	EUR	7.60	7/31/2027	1,500,000	[e]	1,624,864
TRC Companies, Inc./Delaware, Term Loan, (1 Month TSFR +3.75%)		9.10	12/11/2028	2,000,000	[e]	1,976,520
					21,881,238
Information Technology - 10.6%
Applied Systems, Inc., 2026 Term Loan, (3 Month TSFR +4.50%)		9.89	9/19/2026	2,179,050	[e]	2,189,444
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +3.25%)		8.60	2/15/2029	5,907,501	[e]	5,819,716

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Information Technology - 10.6% (continued)
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (1 Month TSFR +3.86%)	9.21	10/2/2025	4,116,569	[e]	4,121,900
Central Parent, Inc., Term Loan B, (3 Month TSFR +4.00%)	9.41	7/6/2029	2,143,055	[e]	2,146,838
ConnectWise LLC, Initial Term Loan, (1 Month TSFR +3.61%)	8.96	9/30/2028	3,527,335	[e]	3,453,261
Genesys Cloud Services, Dollar Term Loan B-4, (1 Month TSFR +4.11%)	9.46	12/1/2027	3,219,188	[e]	3,226,866
HireRight Holdings Corp., Term Loan B, (3 Month TSFR +4.00%)	9.39	9/28/2030	3,427,662	[e]	3,418,562
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)	9.48	11/30/2026	3,697,541	[e]	3,504,086
Idera, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.90%)	9.28	3/2/2028	3,825,573	[e]	3,790,052
Instructure Holdings, Inc., Term Loan B, (1 Month TSFR +2.75%)	8.21	10/30/2028	3,000,000	[e]	2,995,530
Isolved, Inc., Term Loan, (3 Month TSFR +4.00%)	9.48	10/5/2030	2,732,000	[e]	2,733,708
Mitchell International, First Lien Initial Term Loan, (3 Month TSFR +4.01%)	9.40	10/15/2028	3,091,486	[e]	3,075,055
Mitchell International, Second Lien Initial Term Loan, (3 Month TSFR +6.76%)	12.15	10/15/2029	784,615	[e]	744,977
Polaris Newco LLC, First Lien Dollar Term Loan, (1 Month TSFR +4.11%)	9.46	6/5/2028	4,126,027	[e]	4,023,907
Project Alpha Intermediate Holding, Inc., Term Loan B, (1 Month TSFR +4.75%)	10.09	10/26/2030	3,358,333	[e]	3,307,958
Project Boost Purchaser, Senior Secured First Lien Term Loan, (1 Month TSFR +3.61%)	8.96	5/30/2026	1,994,805	[e]	1,994,915
Project Boost Purchaser LLC, 2021 First Lien Tranche 2 Term Loan, (1 Month TSFR +3.50%)	8.96	5/30/2026	2,000,000	[e]	1,997,500
Quartz Acquireco LLC, Term Loan, (1 Month TSFR +3.50%)	8.85	6/28/2030	2,178,000	[e]	2,183,445
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.78	2/1/2029	4,417,873	[e]	3,248,793
RealPage, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.11%)	8.46	4/22/2028	2,973,418	[e]	2,904,360
RealPage, Inc., Second Lien Initial Term Loan, (1 Month TSFR +3.11%)	11.96	4/23/2029	760,000	[e]	758,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Information Technology - 10.6% (continued)
Renaissance Holdings Corp., First Lien Initial Term Loan, (1-3 Month TSFR +4.75%)	10.08	5/30/2025	2,500,000	[e]	2,500,700
SolarWinds Holdings, Inc., 2022 Refinancing Term Loan, (1 Month TSFR +3.75%)	9.10	2/5/2027	3,400,743	[e]	3,402,290
Sophia LP, Term Loan B, (1 Month TSFR +3.60%)	8.95	10/7/2027	3,000,000	[e]	3,007,500
Tibco Software, Inc., Term Loan, (3 Month TSFR +4.60%)	9.99	10/2/2028	3,624,520	[e]	3,472,743
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.35%)	10.76	5/3/2027	1,430,000	[e]	1,434,362
UKG, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.85%)	9.23	5/3/2026	5,818,224	[e]	5,840,275
West Technology Group LLC, Term Loan B-3, (3 Month TSFR +4.25%)	9.63	4/10/2027	2,699,621	[e]	2,536,969
				83,833,812
Insurance - 4.7%
Acrisure LLC, 2020 Term Loan B, (3 Month LIBOR +3.50%)	9.15	2/15/2027	3,055,474	[e]	3,037,019
Acrisure LLC, 2023 Term Loan B, (3 Month TSFR +4.50%)	9.89	11/6/2030	4,542,466	[e]	4,545,328
Alliant Holdings Intermediate, 2021-2 New Term Loan, (1 Month LIBOR +3.50%)	8.96	11/6/2027	2,211,192	[e]	2,215,648
Alliant Holdings Intermediate, Term Loan B-5, (1 Month TSFR +3.50%)	8.83	11/6/2027	1,714,494	[e]	1,718,334
Amynta Agency Borrower, 2023 Refinancing Term Loan, (1 Month TSFR +5.10%)	10.45	2/28/2028	3,291,042	[e]	3,303,383
AssuredPartners, Inc., 2023 Term Loan, (1 Month TSFR +3.75%)	9.10	2/13/2027	2,970,000	[e]	2,977,796
Asurion LLC, New Term Loan B-8, (1 Month TSFR +3.36%)	8.71	12/23/2026	5,733,895	[e]	5,664,400
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.71	2/3/2028	4,717,585	[e]	4,254,248
Asurion LLC, Term Loan B-4, (1 Month TSFR +5.25%)	10.71	1/20/2029	3,004,663	[e]	2,668,141
HUB International Ltd., Term Loan B, (3 Month TSFR +4.25%)	9.66	6/20/2030	1,530,000	[e]	1,537,895
OneDigital Borrower LLC, 2021 Term Loan B, (1 Month TSFR +4.35%)	9.70	11/16/2027	3,330,759	[e]	3,324,513

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Insurance - 4.7% (continued)
Sedgwick CMS, Inc., Term Loan B, (1 Month TSFR +3.75%)	9.10	2/24/2028	2,150,398	[e]	2,155,645
				37,402,350
Internet Software & Services - 4.0%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)	8.70	12/6/2027	2,806,206	[e]	2,765,474
CNT Holdings I Corp., First Lien Initial Term Loan, (3 Month TSFR +3.50%)	8.93	11/8/2027	2,330,997	[e]	2,337,372
Endure Digital, Inc., Initial Term Loan, (6 Month TSFR +3.93%)	9.42	2/10/2028	2,877,671	[e]	2,785,428
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)	10.24	4/1/2028	2,978,420	[e]	2,964,585
Magnite, Inc., Initial Term Loan, (3 Month TSFR +5.26%)	10.65	5/1/2028	2,242,792	[e]	2,255,408
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)	9.60	5/3/2028	4,050,792	[e]	3,929,268
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)	11.60	2/23/2029	1,670,000	[e]	1,519,700
Proofpoint, Inc., Initial Term Loan, (1 Month TSFR +3.36%)	8.71	8/31/2028	4,599,570	[e]	4,574,226
Pug LLC, Term Loan B-2, (1 Month TSFR + 4.25%)	9.60	2/16/2027	1,000,000	[e]	972,500
PUG LLC, USD Term Loan B, (1 Month TSFR +3.61%)	8.96	2/16/2027	3,906,127	[e]	3,796,287
Weddingwire, Inc., Term Loan, (1-3 Month TSFR +4.50%)	9.89	1/31/2028	4,151,434	[e]	4,115,109
				32,015,357
Materials - 3.6%
ASP Navigate Acquisition Corp., Initial Term Loan, (3 Month TSFR +4.51%)	9.88	10/6/2027	2,909,593	[e]	2,907,774
Berlin Packaging LLC, Tranche Term Loan B-5, (1-3 Month TSFR +3.94%)	9.29	3/11/2028	3,005,361	[e]	2,979,064
Charter Next Generation, 2021 Refinancing Term Loan, (1 Month TSFR +3.86%)	9.21	12/1/2027	3,155,105	[e]	3,146,996
Clydesdale Acquisition, Term Loan B, (1 Month TSFR +4.28%)	9.62	4/13/2029	4,934,760	[e]	4,902,955
Crosby US Acquisition Corp., First Amendment Term Loan, (1 Month TSFR +5.00%)	10.33	6/27/2026	1,829,031	[e]	1,829,890
LABL, Inc., Initial Dollar Term Loan, (1 Month TSFR +5.10%)	10.45	10/29/2028	4,273,875	[e]	4,050,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Materials - 3.6% (continued)
MAR Bidco Sarl, USD Facility Term Loan B, (3 Month TSFR +4.30%)		9.61	6/29/2028	3,072,769	[e]	2,903,767
Mauser Packaging Solutions Holding Co., Initial Term Loan, (1 Month TSFR +4.00%)		9.32	8/10/2026	2,567,786	[e]	2,553,689
Proampac PG Borrower LLC, Term Loan, (3 Month TSFR +4.50%)		9.88	9/15/2028	3,434,283	[e]	3,417,111
					28,692,196
Media - 2.3%
Altice Financing SA, 2022 Dollar Term Loan, (3 Month TSFR +5.00%)		10.39	10/31/2027	3,083	[e]	2,958
Cengage Learning, Inc., 2021 Refinancing Term Loan, (3 Month TSFR +5.01%)		10.41	7/14/2026	3,660,337	[e]	3,663,101
CSC Holdings LLC, September 2019 Term Loan, (1 Month LIBOR +2.50%)		7.94	4/15/2027	2,997,409	[e]	2,813,578
CSC Holdings LLC, Term Loan B-1, (1 Month LIBOR +2.25%)		7.69	7/17/2025	2,426,364	[e]	2,378,443
DIRECTV Financing LLC, Closing Date Term Loan, (1-3 Month TSFR +5.00%)		10.56	8/2/2027	5,768,863	[e]	5,684,811
iHeartCommunications, Inc., New Term Loan, (1 Month TSFR +3.11%)		8.46	5/1/2026	1,000,000	[e]	841,115
Virgin Media SFA Finance, Facility Term Loan O, (1 Month EURIBOR +2.50%)	EUR	6.32	1/31/2029	2,500,000	[e]	2,647,776
					18,031,782
Metals & Mining - .5%
Arsenal AIC Parent LLC, Term Loan B, (1 Month TSFR +4.50%)		9.85	8/18/2030	3,515,000	[e]	3,522,680
Real Estate - .7%
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loan, (1 Month TSFR +4.00%)		9.35	1/31/2030	3,160,000	[e]	3,104,700
Greystar Real Estate Partners LLC, Term Loan, (3 Month TSFR +3.75%)		9.15	8/21/2030	2,157,407	[e]	2,162,801
					5,267,501
Retailing - 2.1%
Breitling Financing Sarl, Term Loan B, (6 Month EURIBOR +3.93%)	EUR	7.86	10/22/2028	1,500,000	[e]	1,552,696
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month TSFR +3.50%)		8.96	10/1/2028	1,865,758	[e]	1,863,715

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Retailing - 2.1% (continued)
Peer Holding III BV, Facility Term Loan B-4, (1 Month TSFR +3.25%)		8.58	10/26/2030	3,000,000	[e]	3,001,875
RH, Initial Term Loan, (1 Month TSFR +2.61%)		7.96	10/20/2028	2,619,011	[e]	2,482,338
SRS Distribution, Inc., 2021 Refinancing Term Loan, (1 Month TSFR +3.50%)		8.85	6/4/2028	2,000,000	[e]	1,977,180
Staples, Inc., 2019 Refinancing New Term Loan B-1, (1 Month LIBOR +5.00%)		10.43	4/12/2026	3,965,883	[e]	3,635,406
United Petfood Finance BV, Facility Term Loan B, (6 Month EURIBOR +2.75%)	EUR	6.85	3/29/2028	2,000,000	[e]	2,134,549
					16,647,759
Semiconductors & Semiconductor Equipment - .2%
MKS Instruments, Inc., 2023 Term Loan B, (1 Month TSFR +2.50%)		7.82	8/17/2029	1,807,154	[e]	1,807,904
Technology Hardware & Equipment - 3.2%
Atlas CC Acquisition Corp., First Lien Term Loan B, (3 Month TSFR +4.51%)		9.90	5/25/2028	2,466,279	[e]	2,295,353
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Month TSFR +4.51%)		9.90	5/25/2028	501,617	[e]	466,852
McAfee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.85%)		9.17	3/1/2029	6,696,161	[e]	6,632,815
Optiv Parent, Inc., Term Loan, (3 Month TSFR +5.25%)		10.63	8/26/2026	2,116,398	[e]	2,012,843
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)		9.20	2/1/2028	3,876,778	[e]	3,859,487
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.85%)		9.20	7/1/2026	3,399,829	[e]	3,315,632
Sitel Worldwide Corp., Initial Dollar Term Loan, (1 Month TSFR +3.75%)		9.10	8/28/2028	1,947,140	[e]	1,868,524
VeriFone Systems, Inc., Initial Term Loan, (3 Month TSFR +4.00%)		9.64	8/20/2025	2,768,146	[e]	2,634,763
Virtusa Corp., Term Loan B, (1 Month TSFR +3.86%)		9.21	2/11/2028	2,489,796	[e]	2,489,534
					25,575,803
Telecommunication Services - 2.8%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)		10.89	8/31/2028	5,155,239	[e]	4,423,865
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.39	12/17/2027	2,139,319	[e]	2,128,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Telecommunication Services - 2.8% (continued)
Consolidated Communications, Term Loan B-1, (1 Month TSFR +3.61%)		8.96	10/4/2027	2,110,000	[e]	1,949,988
Frontier Communications Holdings LLC, New Term Loan B, (1 Month TSFR +3.86%)		9.21	10/8/2027	1,980,000	[e]	1,946,904
Iridium Satellite LLC, Cov-Lite Term Loan B, (1 Month TSFR +2.50%)		7.85	9/20/2030	2,344,193	[e]	2,347,932
Level 3 Financing, Inc., 2027 Tranche Term Loan B, (1 Month SOFR +1.75%)		7.19	3/1/2027	1,560,000	[e]	1,459,255
Lumen Technologies, Inc., Term Loan B, (1 Month TSFR +2.36%)		7.71	3/15/2027	2,883,208	[e]	1,746,402
Telesat LLC, Term Loan B-5, (3 Month TSFR +3.01%)		8.43	12/6/2026	4,000,000	[e]	2,734,600
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.00%)		8.46	3/9/2027	1,100,000	[e]	943,311
Zayo Group Holdings, Inc., Initial Euro Term Loan, (1 Month EURIBOR +3.25%)	EUR	7.10	3/9/2027	2,992,248	[e]	2,785,146
					22,465,448
Transportation - .7%
ASP LS Acquisition Corp., First Lien Initial Term Loan, (6 Month TSFR +4.93%)		10.40	5/7/2028	1,989,848	[e]	1,807,448
Odyssey Logistics & Technology Corp., Initial Term Loan, (3 Month TSFR +4.50%)		9.85	10/12/2027	446,000	[e]	434,152
PODS LLC, Term Loan, (1 Month TSFR +3.11%)		8.46	3/31/2028	3,285,000	[e]	3,135,418
					5,377,018
Utilities - 2.2%
Compass Power Generation, Tranche Term Loan B-2, (1 Month TSFR +4.36%)		9.71	4/14/2029	3,248,013	[e]	3,254,655
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)		9.21	10/2/2025	3,919,764	[e]	3,854,421
Generation Bridge Northeast LLC, Term Loan B, (1 Month TSFR +4.25%)		9.60	8/7/2029	2,146,159	[e]	2,156,439
Hamilton Projects Acquiror, Term Loan, (1 Month TSFR +4.61%)		9.96	6/26/2027	3,951,466	[e]	3,966,007
Invenergy Thermal Operating I LLC, New Term Loan B, (1 Month TSFR +4.50%)		9.94	8/14/2029	1,830,613	[e]	1,837,478

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 85.5% (continued)
Utilities - 2.2% (continued)
Invenergy Thermal Operating I LLC, Term Loan C, (1 Month TSFR +4.50%)	9.94	8/14/2029	140,816	[e]	141,344
Potomac Energy Center LLC, Term Loan, (3 Month LIBOR +6.00%)	11.65	9/30/2026	2,081,124	[e]	1,935,446
St Joseph Energy Center LLC, Advance Term Loan B, (1 Month TSFR +4.35%)	9.70	9/26/2028	572,636	[e]	566,910
				17,712,700
Total Floating Rate Loan Interests (cost $675,679,550)			678,911,687

Exchange-Traded Funds - 3.2%
Registered Investment Companies - 3.2%
Invesco Senior Loan ETF			273,175	[f]	5,709,357
iShares 5-10 Year Investment Grade Corporate Bond ETF			66,900		3,365,070
iShares 7-10 Year Treasury Bond ETF			8,990	[f]	839,756
iShares iBoxx High Yield Corporate Bond ETF			47,850	[f]	3,622,723
iShares iBoxx Investment Grade Corporate Bond ETF			21,490		2,284,172
SPDR Blackstone Senior Loan ETF			138,095	[f]	5,777,895
SPDR Bloomberg High Yield Bond ETF			39,050	[f]	3,619,154
Total Exchange-Traded Funds (cost $25,120,057)			25,218,127
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 6.6%
Registered Investment Companies - 6.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $52,696,148)	5.41		52,696,148	[g]	52,696,148

Investment of Cash Collateral for Securities Loaned - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,164,099)	5.41		14,164,099	[g]	14,164,099
Total Investments (cost $832,828,431)			105.0%	833,618,593
Liabilities, Less Cash and Receivables			(5.0%)	(39,605,627)
Net Assets			100.0%	794,012,966

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $56,848,879 or 7.16% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $17,163,376 and the value of the collateral was $17,562,964, consisting of cash collateral of $14,164,099 and U.S. Government & Agency securities valued at $3,398,865. In addition, the value of collateral may include pending sales that are also on loan.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc.
United States Dollar	56,043,924	Euro	50,975,000	1/9/2024	455,496
Euro	1,205,000	United States Dollar	1,311,067	12/1/2023	626
United States Dollar	54,928,468	Euro	51,940,000	12/1/2023	(1,610,403)
Gross Unrealized Appreciation					456,122
Gross Unrealized Depreciation					(1,610,403)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2023 (Unaudited)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	23,448,898	-	23,448,898
Corporate Bonds	-	39,179,634	-	39,179,634
Exchange-Traded Funds	25,218,127	-	-	25,218,127
Floating Rate Loan Interests	-	678,911,687	-	678,911,687
Investment Companies	66,860,247	-	-	66,860,247
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	456,122	-	456,122
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,610,403)	-	(1,610,403)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2023, accumulated net unrealized depreciation on investments was $364,119, consisting of $10,472,614 gross unrealized appreciation and $10,836,733 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.